TEMPORARY EQUITY AND STOCKHOLDERS’ DEFICIT (Tables)	12 Months Ended
Dec. 31, 2020
Temporary Equity Disclosure [Abstract]
Temporary Equity
Preferred stocks (temporary equity):

	Authorized		Issued and outstanding		Carrying Value		Liquidation Preference/Redemption Value
	December 31,		December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019	2020	2019
Series A preferred stocks	8,447,654	8,447,654	8,282,000	8,282,000	$2,988,788	$2,988,788	3,000,000	3,000,000
Series A-1 preferred stocks	1,588,510	1,588,510	1,588,510	1,588,510	$986,529	$986,529	1,000,000	1,000,000
Series B preferred stocks	3,103,109	3,103,109	3,103,109	3,103,109	$1,500,000	$1,500,000	1,500,000	1,500,000
Series B-1 preferred stocks	1,588,511	1,588,511	1,588,511	1,588,511	$1,000,000	$1,000,000	1,000,000	1,000,000
Series B-2 preferred stocks	10,860,886	10,860,886	10,860,886	10,860,886	$6,971,930	$6,971,930	7,000,000	7,000,000
Series C preferred stocks	8,553,574	8,663,340	8,310,521	8,310,521	$9,445,233	$9,445,233	9,500,002	9,500,002
Series D preferred stocks	5,516,001	5,656,659	5,516,001	5,516,001	$9,972,537	$9,972,537	10,000,001	10,000,001
Series E preferred stocks	6,227,271	6,227,271	6,227,271	6,227,271	$15,000,000	$15,000,000	15,000,000	15,000,000
Series F preferred stocks	9,628,964	9,628,964	9,628,964	9,628,964	$39,131,983	$31,835,154	$39,131,983	31,835,154
Total	55,514,480	55,514,480	55,105,773	55,105,773	$86,997,000	$79,700,171	$87,131,986	79,835,157

Schedule of Stockholders Equity
Stockholders’ deficit:

	Authorized		Issued		Outstanding
	December 31,		December 31,		December 31,
	2020	2019	2020	2019	2020	2019
Stocks of $0.001, par value each:
Common stocks	75,254,333	75,254,333	13,602,467	13,373,379	12,170,929	11,941,841

Schedule of Shares Reserved for Issuance
The Company has reserved the following shares of common stock for issuance:

	December 31,
	2020	2019
Options outstanding	9,874,369	7,443,587
Options available for future option grants	1,158,017	817,887
Total	11,032,386	8,261,474